VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.3%
U.S. Treasury Bond 4.125%, 8/15/53	$1,160	$ 1,115
U.S. Treasury Note 3.750%, 12/31/28	414	405
Total U.S. Government Securities (Identified Cost $1,457)		1,520

Corporate Bonds and Notes—94.9%
Communication Services—1.4%
AT&T, Inc. 3.550%, 9/15/55	925	647
Consumer Discretionary—11.2%
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	1,433	1,173
Daimler Truck Finance North America LLC
144A 1.625%, 12/13/24(1)	650	633
144A 2.500%, 12/14/31(1)	615	510
General Motors Financial Co., Inc. 5.750%, 2/8/31	464	469
Hyatt Hotels Corp. 1.800%, 10/1/24	1,116	1,093
Hyundai Capital America 144A 2.000%, 6/15/28(1)	1,370	1,203
		5,081

Consumer Staples—9.0%
Hershey Co. (The) 2.650%, 6/1/50	360	234
Kimberly-Clark Corp. 4.500%, 2/16/33	1,044	1,028
Mars, Inc. 144A 2.450%, 7/16/50(1)	922	556
PepsiCo, Inc. 4.650%, 2/15/53	1,172	1,101
Philip Morris International, Inc. 5.375%, 2/15/33	1,156	1,165
		4,084

Energy—14.8%
Boardwalk Pipelines LP
4.450%, 7/15/27	579	565
3.400%, 2/15/31	682	605
BP Capital Markets America, Inc. 4.812%, 2/13/33	1,166	1,151
Enterprise Products Operating LLC 4.200%, 1/31/50	1,307	1,105
Pioneer Natural Resources Co. 1.900%, 8/15/30	888	746
Shell International Finance B.V. 2.500%, 9/12/26	1,138	1,079
Targa Resources Corp. 4.200%, 2/1/33	709	646
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 3.500%, 10/15/51	$1,132	$ 804
		6,701

Financials—29.1%
AerCap Ireland Capital DAC 3.000%, 10/29/28	603	546
American Express Co. 6.338%, 10/30/26	441	447
Bank of America Corp. 2.572%, 10/20/32	1,228	1,019
BPCE S.A. 144A 5.748%, 7/19/33(1)	1,203	1,206
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,306	1,193
JPMorgan Chase & Co.
1.578%, 4/22/27	677	628
5.350%, 6/1/34	504	506
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	644	654
Morgan Stanley
1.593%, 5/4/27	522	483
(SOFR + 0.509%) 5.860%, 1/22/25(2)	700	700
NatWest Group plc 1.642%, 6/14/27	1,150	1,057
PNC Financial Services Group, Inc. (The) 6.615%, 10/20/27	449	462
Pricoa Global Funding I 144A 1.200%, 9/1/26(1)	902	821
Radian Group, Inc. 6.200%, 5/15/29	338	343
U.S. Bancorp
5.384%, 1/23/30	406	408
5.678%, 1/23/35	470	474
UBS Group AG 144A 4.751%, 5/12/28(1)	1,172	1,148
Wells Fargo & Co.
3.526%, 3/24/28	889	846
3.350%, 3/2/33	312	271
		13,212

Health Care—7.7%
AbbVie, Inc. 4.250%, 11/21/49	1,380	1,195
Amgen, Inc.
5.250%, 3/2/33	682	688
5.650%, 3/2/53	453	462
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	1,163	1,156
		3,501

Industrials—9.6%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	851	851
BAE Systems plc 144A 5.300%, 3/26/34(1)	482	484
	Par Value	Value

Industrials—continued
John Deere Capital Corp. 5.150%, 3/3/25	$ 464	$ 464
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	394	393
2020-1, B 4.875%, 7/15/27	637	626
United Parcel Service, Inc. 5.050%, 3/3/53	1,107	1,087
Veralto Corp. 144A 5.450%, 9/18/33(1)	452	458
		4,363

Information Technology—0.7%
Dell International LLC 3.450%, 12/15/51	468	329
Materials—7.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	1,127	1,121
Freeport-McMoRan, Inc. 4.550%, 11/14/24	1,000	992
Newmont Corp. 6.250%, 10/1/39	1,086	1,161
		3,274

Real Estate—2.2%
Tanger Properties LP 2.750%, 9/1/31	1,240	1,015
Utilities—2.0%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	1,328	913
Total Corporate Bonds and Notes (Identified Cost $44,729)		43,120

Total Long-Term Investments—98.2% (Identified Cost $46,186)		44,640

TOTAL INVESTMENTS—98.2% (Identified Cost $46,186)		$44,640
Other assets and liabilities, net—1.8%		797
NET ASSETS—100.0%		$45,437

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $9,697 or 21.3% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Country Weightings†
United States	82%
United Kingdom	5
France	3
Singapore	3
Switzerland	2
Netherlands	2
Bermuda	2
Other	1
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$1,520	$1,520
Corporate Bonds and Notes	43,120	43,120
Total Investments	$44,640	$44,640
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2024 .
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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